Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	-	-	-
Addition during the period	12,995	47,716	-
Disposals during the period	-	-	-
Amortization for the period	(2,759)	(10,131)	-
Balance at the end of the period	10,236	37,585	-